Long-Term Debt	12 Months Ended
Dec. 31, 2025
Long-Term Debt, Current and Noncurrent [Abstract]
Long-Term Debt

Note 9: Long-Term Debt
We issue long-term debt denominated in multiple currencies, predominantly in U.S. dollars. Our issuances, which are generally unsecured, have both fixed and floating interest rates. Principal is repaid upon contractual maturity, unless redeemed at our option at an earlier date. Interest is paid predominantly on either a semi-annual or annual basis.

As a part of our overall interest rate risk management strategy, we often use derivatives to manage our exposure to interest rate risk. We also use derivatives to manage our exposure to foreign currency risk. As a result, substantially all of the long-term debt presented below is hedged in a hedge accounting relationship.

We are subject to various financial and operational covenants as part of our long-term borrowing arrangements. Some of these arrangements have provisions that may limit the merger or sale of certain subsidiary banks and the issuance of capital stock or convertible securities by certain subsidiary banks.

Table 9.1 presents a summary of our long-term debt carrying values, which reflects unamortized debt discounts and premiums and hedge basis adjustments, unless we have elected the fair value option. See Note 13 (Derivatives) for additional information on qualifying hedge contracts and Note 14 (Fair Value Measurements) for additional information on fair value option elections. The interest rates displayed represent the range of contractual rates in effect at December 31, 2025. These interest rates do not include the effects of any associated derivatives designated in a hedge accounting relationship.

Table 9.1: Long-Term Debt

	December 31,
	2025			2024
(in millions)	Maturity date(s)	Stated interest rate(s)
Wells Fargo & Company (Parent only)
Senior
Fixed-rate notes	2026-2045	0.63-6.75%	$27,340	33,194
Floating-rate notes	2028-2048	2.72-5.69%	4,645	3,339
FixFloat notes	2027-2053	1.74-6.49%	96,606	85,130
Structured notes (1)			7,607	7,189
Total senior debt – Parent			136,198	128,852
Subordinated
Fixed-rate notes (2)	2026-2046	4.10-7.57%	16,358	17,091
Total subordinated debt – Parent			16,358	17,091
Junior subordinated
Fixed-rate notes	2029-2036	5.95-7.95%	810	789
Floating-rate notes	2026-2027	5.08-5.58%	382	368
Total junior subordinated debt – Parent			1,192	1,157
Total long-term debt – Parent (2)			153,748	147,100
Wells Fargo Bank, N.A., and other bank entities (Bank)
Senior
Fixed-rate notes	2026	5.25-5.45%	4,470	8,262
Floating-rate notes	2026-2053	3.65-5.35%	1,010	1,864
Floating-rate advances – Federal Home Loan Bank (FHLB) (3)			—	3,000
Structured notes and other (1)			4,729	2,598
Total senior debt – Bank			10,209	15,724
Subordinated
Fixed-rate notes	2027-2038	5.85-6.92%	3,169	3,236
Total subordinated debt – Bank			3,169	3,236
Junior subordinated
Floating-rate notes			—	429
Total junior subordinated debt – Bank (4)			—	429
Credit card securitizations (5)	2027-2028	4.29-4.94%	3,775	2,240
Other bank debt	2026-2064	0.50-8.75%	2,083	3,080
Total long-term debt – Bank			$19,236	24,709

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	December 31,
	2025			2024
(in millions)	Maturity date(s)	Stated interest rate(s)
Other consolidated subsidiaries
Senior
Structured notes (1)			$1,728	1,269
Total long-term debt – Other consolidated subsidiaries			1,728	1,269
Total long-term debt (6)			$174,712	173,078
(1)Includes certain structured notes that have coupon or repayment terms linked to the performance of debt or equity securities, an embedded equity, commodity, or currency index, or basket of indices, for which the maturity may be accelerated based on the value of a referenced index or security. In addition, a major portion consists of zero coupon notes where interest is paid as part of the final redemption amount.
(2)Includes fixed-rate subordinated notes issued by the Parent at a discount of $111 million and $114 million at December 31, 2025 and 2024, respectively, and debt issuance costs of $2 million at both December 31, 2025 and 2024, to effect a modification of Wells Fargo Bank, N.A., notes. These subordinated notes are carried at their par amount on the consolidated balance sheet of the Parent presented in Note 26 (Parent-Only Financial Statements). In addition, Parent long-term debt presented in Note 26 also includes affiliate related issuance costs of $394 million and $365 million at December 31, 2025 and 2024, respectively.
(3)We pledge certain assets as collateral to secure advances from the FHLB. For additional information, see Note 18 (Pledged Assets and Collateral).
(4)In second quarter 2025, we redeemed the long-term junior subordinated debt. See Note 15 (Securitizations and Variable Interest Entities) for additional information about trust preferred security VIEs.
(5)We pledge certain assets as collateral which can only be used to settle the liabilities of the consolidated VIE. For additional information about credit card securitizations, see Note 15 (Securitizations and Variable Interest Entities).
(6)The majority of long-term debt is redeemable at our option at one or more dates prior to contractual maturity.
The aggregate carrying value of long-term debt that matures (based on contractual payment dates) as of December 31, 2025, in each of the following five years and thereafter is presented in Table 9.2.
Table 9.2: Maturity of Long-Term Debt

	December 31, 2025
(in millions)	2026	2027	2028	2029	2030	Thereafter	Total
Wells Fargo & Company (Parent Only)
Senior debt	$12,398	8,339	23,970	18,369	10,461	62,661	136,198
Subordinated debt	2,726	2,459	—	—	—	11,173	16,358
Junior subordinated debt	287	95	—	278	—	532	1,192
Total long-term debt – Parent	15,411	10,893	23,970	18,647	10,461	74,366	153,748
Wells Fargo Bank, N.A., and other bank entities (Bank)
Senior debt	7,782	43	579	188	1,347	270	10,209
Subordinated debt	—	26	198	—	—	2,945	3,169
Credit card securitizations	—	2,265	1,510	—	—	—	3,775
Other bank debt	60	46	49	22	35	1,871	2,083
Total long-term debt – Bank	7,842	2,380	2,336	210	1,382	5,086	19,236
Other consolidated subsidiaries
Senior debt	221	43	60	314	300	790	1,728
Total long-term debt – Other consolidated subsidiaries	221	43	60	314	300	790	1,728
Total long-term debt	$23,474	13,316	26,366	19,171	12,143	80,242	174,712